Adoption of New IFRS Pronouncements - Additional Information (Detail) - CAD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017
Disclosure of retrospective adjustments of financial statements [line items]
Decrease in basic earnings per share		$ 0.08
Decrease in diluted earnings per share		$ 0.09
Effect of IFRS 9 Upon Adoption [member]
Disclosure of retrospective adjustments of financial statements [line items]
Impact on retained earnings	$ 0
Reclassification of loss from retained earnings to accumulated other comprehensive income (loss)	(41,000,000)
Reclassification of loss from retained earnings to accumulated other comprehensive income (loss) after tax	(34,000,000)
Effect of IFRS 9 Upon Adoption [member] | Amortized cost to fair value through profit or loss [member]
Disclosure of retrospective adjustments of financial statements [line items]
Cash equivalents	640,000,000
Effect of IFRS 9 Upon Adoption [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of retrospective adjustments of financial statements [line items]
Marketable equity securities	124,000,000
Debt securities	$ 41,000,000